Significant Accounting Policies (Details) - Schedule of Depreciable Rates of Property and Equipment	12 Months Ended
Dec. 31, 2023
Laboratory equipment and Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	10.00%
Computers, office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	33.00%
Minimum [Member] | Computers, office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	6.00%
Maximum [Member] | Computers, office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	33.00%